UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sheets Smith Wealth Management
Address:  120 Club Oaks Court, Suite 200
          Winston-Salem, NC  27104


Form 13F File Number:  28-06709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Susan E. Cox
Title:    Financial Assistant
Phone:    (336) 765-2020

Signature, Place, and Date of Signing:

    /s/ Susan E. Cox             Winston-Salem, NC         November 18, 2011
    ----------------             -----------------         -----------------
      [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          171
                                         -----------

Form 13F Information Table Value Total:  $   177,936
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- ----------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                    TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
        NAME OF ISSUER                CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
ARCOS DORADOS HLDGS             COM               G0457F107         301      12,992                               12,992
HERBALIFE LTD                   COM               G4412G101         566      10,569                               10,569
CORE LABORATORIES N V           COM               N22717107         539       6,000                                6,000
ABBOTT LABS                     COM               002824100         205       4,016                                4,016
ABERDEEN ASIA PACIFIC INCOME    COM               003009107         227      33,000                               33,000
AKORN INC                       COM               009728106         237      30,354                               30,354
ALEXION PHARMACEUTICALS         COM               015351109         415       6,486                                6,486
ALLIANCE DATA SYS CORP          COM               018581108         332       3,580                                3,580
AMAZON COM INC                  COM               023135106         846       3,912                                3,912
APPLE INC                       COM               037833100         742       1,946                                1,946
ASTRAZENECA P L C SPSD A        COM               046353108       1,504      33,900                               33,900
AUTOZONE INC                    COM               053332102         482       1,510                                1,510
BAKER HUGHES INC                COM               057224107       2,373      51,410                               51,410
BALCHEM CORP                    COM               057665200         315       8,446                                8,446
BANK OF AMERICA CORP            COM               060505104         119      19,468                               19,468
BANK GRANITE CORP               COM               062401104          12      17,932                               17,932
BED BATH & BEYOND, INC.         COM               075896100         514       8,971                                8,971
BLACKROCK INTL GRWTH & TRUST    COM BENE INTER    092524107         921     120,600                              120,600
BROWN & BROWN INC               COM               115236101         928      52,130                               52,130
CANADIAN NATL RY CO             COM               136375102       1,884      28,300                               28,300
CANADIAN NATURAL RESOURCE       COM               136385101       1,028      35,120                               35,120
CAROLINA TRUST BANK             COM               144200102         240      80,130                               80,130
CERNER CORP                     COM               156782104         320       4,675                                4,675
CHEVRONTEXACO CORP              COM               166764100         392       4,239                                4,239
CHICAGO BRIDGE & IRON CO        COM               167250109         797      27,850                               27,850
CITIGROUP INC                   COM               172967424       1,626      63,460                               63,460
CITRIX SYS INC                  COM               177376100       3,110      57,025                               57,025
COACH INC                       COM               189754104         878      16,936                               16,936
COCA COLA COMPANY               COM               191216100         277       4,100                                4,100
COLGATE PALMOLIVE CO            COM               194162103         212       2,390                                2,390
COPART INC                      COM               217204106       2,124      54,297                               54,297
DOLLAR GENERAL CORPORATION      COM               256677105         518      13,711                               13,711
DOLLAR TREE INC.                COM               256746108         809      10,770                               10,770
EMC CORP MASS                   COM               268648102       1,677      79,875                               79,875
ENTERPRISE PRODS PARTN COM      COM               293792107         740      18,432                               18,432
FAMILY DOLLAR STORES            COM               307000109         605      11,898                               11,898
FASTENAL CO COM                 COM               311900104         385      11,560                               11,560
FISERV INC                      COM               337738108       1,267      24,950                               24,950
GENERAL ELEC CO                 COM               369604103         232      15,237                               15,237
GENESCO INC                     COM               371532102         335       6,508                                6,508
GENUINE PARTS CO                COM               372460105         524      10,313                               10,313
GOODRICH CORP COM               COM               382388106         423       3,506                                3,506
GRACO INC                       COM               384109104         256       7,500                                7,500
GRAINGER W W INC                COM               384802104       2,961      19,803                               19,803
GREAT BASIN GOLD LTD            COM               390124105         439     260,000                              260,000
HANSEN NATURAL CORP             COM               411310105         451       5,164                                5,164
HARTE-HANKS INC                 NEW COM           416196103         107      12,635                               12,635
HAWKINS INC                     COM               420261109         742      23,300                               23,300
HEXCEL CORP                     COM               428291108         311      14,054                               14,054
ILLINOIS TOOL WORKS INC         COM               452308109         219       5,255                                5,255
INTEL CORP                      COM               458140100         320      15,020                               15,020
INTERNATIONAL BUSINESS MA       COM               459200101       2,102      12,021                               12,021
INTUIT COM                      COM               461202103       1,277      26,922                               26,922
ISHARES TR                      DJ SEL DIV INX    464287168         504      10,452                               10,452
ISHARES TR                      BARCLAYS TIPS BD  464287176         345       3,015                                3,015
ISHARES TR                      S&P 500 INDEX     464287200       1,144      10,064                               10,064
ISHARES TR                      IBOXX INV CPBD    464287242       1,839      16,370                               16,370
ISHARES TR                      MSCI EAFE IDX     464287465       2,493      52,180                               52,180
ISHARES TR                      S&P MIDCAP 400    464287507       1,611      20,660                               20,660
ISHARES TR                      RUSSELL1000GRW    464287614         606      11,524                               11,524
ISHARES TR                      RUSSELL 2000      464287655       1,059      16,477                               16,477
ISHARES TR                      RUSSELL 3000      464287689       1,856      27,815                               27,815
ISHARES TR                      DJ US REAL EST    464287739       1,821      36,000                               36,000
ISHARES TR                      S&P SMLCAP 600    464287804         488       8,340                                8,340
ISHARES TR                      S&P EURO PLUS     464287861         637      20,000                               20,000
ISHARES TR                      MSCI ACWI EX      464288240         267       7,608                                7,608
ISHARES TR                      TRUST             464288414         589       5,525                                5,525
ISHARES TR                      BARCLAYS 1-3YR CR 464288646       4,676      44,967                               44,967
ISHARES TR                      US PFD STK IDX    464288687         322       9,054                                9,054
I T C HOLDGINGS CORP            COM               465685105         429       5,535                                5,535
JOHNSON & JOHNSON               COM               478160104       2,707      42,505                               42,505
KANSAS CITY SOUTHN IND NEW      COM NEW           485170302         451       9,026                                9,026
KIMBERLY CLARK CORP             COM               494368103         213       3,000                                3,000
LAUDER ESTEE COS INC            CL A              518439104       4,476      50,955                               50,955
ELI LILLY & CO                  COM               532457108         224       6,050                                6,050
LOWES COMPANIES INC             COM               548661107         223      11,506                               11,506
MCCORMICK & CO INC              COM               579780206         471      10,200                               10,200
MCDONALDS CORP                  COM               580135101         778       8,861                                8,861
METROPCS COMMUNICATIONS         COM               591708102       5,864     673,652                              673,652
MICROSOFT CORP                  COM               594918104       1,058      42,503                               42,503
MONROE MUFFLER                  COM               610236101         268       8,136                                8,136
NN INC.                         COM               629337106          59      11,594                               11,594
NIKE INC                        CL B              654106103       4,883      57,099                               57,099
NOBLE ENERGY INC                COM               655044105       1,973      27,874                               27,874
OLD REPUBLIC INC                COM               680223104         109      12,238                               12,238
OWENS & MINOR INC               COM               690732102         413      14,500                               14,500
PAPA JOHNS INTL INC             COM               698813102       4,335     142,600                              142,600
PEPSICO INC                     COM               713448108       4,526      73,120                               73,120
PERRIGO CO COM                  COM               714290103         570       5,868                                5,868
PFIZER INC                      COM               717081103         324      18,308                               18,308
PLUM CREEK TIMBER CO INC        COM               729251108         486      14,000                               14,000
PRECISION CASTPART CORP         COM               740189105         313       2,013                                2,013
PRICE SMART INC                 COM               741511109         482       7,727                                7,727
PROCTER & GAMBLE CO             COM               742718109         364       5,764                                5,764
QUALCOMM INC COM                COM               747525103       1,396      28,707                               28,707
QUALITY SYSTEMS INC             COM               747582104         359       3,700                                3,700
POLO RALPH LAUREN CORP CL A     COM               751212101         220       1,695                                1,695
RAYONIER INC                    COM               754907103         284       7,730                                7,730
ROGERS CORP                     COM               775133101         618      15,800                               15,800
SCHEIN HENRY INC                COM               806407102       2,986      48,160                               48,160
SCHLUMBERGER LTD                COM               806857108         716      11,980                               11,980
SCHEAB US TIPS ETF              US TIPS ETF       808524870       1,012      18,592                               18,592
SIGMA ALDRICH CORP              COM               826552101       2,524      40,845                               40,845
JM SMUCKER CO THE NEW           COM               832696405       1,276      17,499                               17,499
SONOCO PRODS CO                 COM               835495102         292      10,350                               10,350
STARBUCKS CORP COM              COM               855244109       1,236      33,144                               33,144
STRYKER CORP                    COM               863667101       2,751      58,370                               58,370
SYSCO CORP                      COM               871829107       1,680      64,865                               64,865
TCW STRATEGIC INCOME FUNDS      COM               872340104          73      14,700                               14,700
TJX COS INC                     NEW COM           872540109         245       4,411                                4,411
TEVA PHARMACEUTICAL INDS        COM               881624209         210       5,645                                5,645
TRACTOR SUPPLY CO               COM               892356106       4,314      68,990                               68,990
TRANSDIGM GROUP INC             COM               893641100         299       3,663                                3,663
U S BANCORP                     COM               902973304         829      35,225                               35,225
VF CORPORATION                  COM               918204108         337       2,772                                2,772
VANGUARD DIVIDEND APPRECI       DIV APP ETF       921908844         927      19,010                               19,010
VANGUARD BD INDEX FD INC        SHORT TRM BOND    921937827       1,053      12,927                               12,927
Vanguard Bond Index Fund        Vanguard BI Fund  921937835         328       3,915                                3,915
VANGUARD REIT ETF INDEX         REIT ETF          922908553         274       5,391                                5,391
VANGUARD INDEX FDS              LARGE CAP ETF     922908637         814      15,755                               15,755
VANGUARD VALUE ETF              VALUE ETF         922908744         873      18,562                               18,562
Vanguard Total Stock Market ETF Vanguard TSM ETF  922908769         581      10,068                               10,068
WATERS CORP                     COM               941848103       3,510      46,500                               46,500
BLACKROCK CORE BOND TRUST       SHS BEN INT       09249E101         141      10,907                               10,907
LUMINEX CORP                    COM               55027E102         209       9,448                                9,448
SALLY BEAUTY COMPANY            COM               79546E104         483      29,093                               29,093
TOTAL SA                        SPONSORED ADR     89151E109       2,810      64,048                               64,048
TRAVELERS                       COM               89417E109       1,057      21,700                               21,700
NOVAGOLD RESOURCES INC          COM NEW           66987E206         194      30,000                               30,000
AT&T INC                        COM               00206R102         405      14,203                               14,203
ATHENAHEALTH INC                COM               04685W103         476       7,997                                7,997
CALAMOS CONV & HIGH INCOME FUND COM SHS           12811P108         344      30,994                               30,994
CHART INDUSTRIES INC.           COM               16115Q308         223       5,277                                5,277
CISCO SYS INC                   COM               17275R102         164      10,581                               10,581
D F C GLOBAL                    COM               23324T107         311      14,251                               14,251
EXXON MOBIL CORP                COM               30231G102       1,480      20,383                               20,383
FIRST CASH FINANCIAL SERV       CL A              31942D107         437      10,419                               10,419
FIRST CTZNS BANCSHARES INC      CL A              31946M103         421       2,933                                2,933
GLOBAL PAYMENTS INC             COM               37940X102       1,208      29,900                               29,900
HATTERAS FINANCIAL CORP         COM               41902R103       1,491      59,259                               59,259
INTUITIVE SURGICAL INC          COM NEW           46120E602         357         980                                  980
JPMORGAN ALERIAN MLP INDEX ETN  ALERIAN ML ETN    46625H365         483      14,174                               14,174
LABORATORY CORP OF AMERICA      COM NEW           50540R409       1,073      13,575                               13,575
LIQUIDITY SERVICES INC          COM               53635B107         437      13,623                               13,623
MELA SCIENCES INC               COM               55277R100          98      22,122                               22,122
MASTERCARD INC                  COM               57636Q104         419       1,320                                1,320
MEDCO HEALTH SOLUTIONS INC      COM               58405U102       6,289     134,129                              134,129
NALCO HLDG CO                   COM               62985Q101       5,980     170,950                              170,950
NOVOGEN LIMITED                 SPONSORED ADR     67010F103          10      16,753                               16,753
NU SKIN ENTERPRISES INC         CL A              67018T105       3,537      87,298                               87,298
NUVEEN MUNI MKT OPPTY FUND      COM               67062W103         146      10,797                               10,797
NUVEEN FLOATING RATE INCOME     COM               67072T108         338      33,375                               33,375
PIMCO CORPORATE INCOME FU       COM               72200U100         528      37,475                               37,475
POLYPORE INTERNATIONAL          COM               73179V103         283       5,001                                5,001
POWERSHS QQQ TRUST              UNIT SER 1        73935A104       1,110      21,149                               21,149
POWERSHARES DB COMMODITY        UNIT BEN INT      73935S105       1,119      43,459                               43,459
POWERSHARES FTSE RAFI 1000      FTSE RAFI 1000    73935X583         519      10,618                               10,618
QUESTCOR PHARMACEUTICALS INC    COM               74835Y101         293      10,762                               10,762
RYDEX S&P ETF TRUST             S&P 500 EQ TRD    78355W106         366       8,842                                8,842
SPDR S&P 500 ETF TRUST          UNIT SER 1 S&P    78462F103       2,456      21,704                               21,704
SPDR GOLD TRUST                 GOLD SHS          78463V107         629       3,977                                3,977
SPDR RUSSELL NOMURA SMALL       RUSS NOM SC JP    78463X822         817      19,000                               19,000
SPDR DOW JONES INDUS AVG ETF    UT SER 1          78467X109         316       2,900                                2,900
UTILITIES SELECT SECTOR S       COM               81369Y886         306       9,100                                9,100
SENSIENT TECHNOLOGIES CORP      COM               81725T100       1,204      37,000                               37,000
SIGNATURE BANK                  COM               82669G104         384       8,041                                8,041
TEXAS CAPITAL BANCSHARES        COM               88224Q107         321      14,062                               14,062
ULTA SALON, COS & FRAG, INC.    COM               90384S303         281       4,511                                4,511
VANGUARD SHORT TERM CORP        SHRT-TERM CORP    92206C409         458       5,902                                5,902
VISA INC                        CL A              92826C839       5,122      59,750                               59,750
W P CAREY & CO L L C            COM               92930Y107         962      26,402                               26,402